Financial Instruments - Interest Rate Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed-interest
Financial instrument risk
Financial liabilities	€ (4,878,087)	€ (2,887,500)
Variable-interest
Financial instrument risk
Financial liabilities	(3,296,025)	(3,369,451)
Interest rate risk
Financial instrument risk
Financial liabilities	€ (8,174,112)	€ (6,256,951)
Sensitivity analysis
Higher rate increment (as a percent)	100.00%	100.00%
Increase in interest expense if rate had been higher	€ 35,449	€ 36,153